Revenue - Schedule of Revenue Recognized in Unaudited Condensed Consolidated Interim Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenue from external customers
Sale of commercial products	€ 66,499	€ 31,551
Rendering of services	4,624	1,170
Sale of clinical supply	1	254
Licenses	24,770	614
Total revenue	95,894	33,589
Revenue from external customers (geographical)
Total revenue	95,894	33,589
Goods or services transferred over time [member]
Revenue from external customers
Total revenue	4,624	1,170
Revenue from external customers (geographical)
Total revenue	4,624	1,170
Goods or services transferred at point in time [member]
Revenue from external customers
Total revenue	91,270	32,419
Revenue from external customers (geographical)
Total revenue	91,270	32,419
Commercial customers [Member]
Revenue from external customers
Total revenue	66,499	31,551
Revenue from external customers (geographical)
Total revenue	66,499	31,551
Collaboration partners and license agreements [Member]
Revenue from external customers
Total revenue	29,395	2,038
Revenue from external customers (geographical)
Total revenue	29,395	2,038
Europe [Member]
Revenue from external customers
Total revenue	1,567
Revenue from external customers (geographical)
Total revenue	1,567
North America [member]
Revenue from external customers
Total revenue	92,681	33,070
Revenue from external customers (geographical)
Total revenue	92,681	33,070
Asia [Member]
Revenue from external customers
Total revenue	1,646	519
Revenue from external customers (geographical)
Total revenue	€ 1,646	€ 519